Related Party Transactions (Details Narrative) - USD ($) $ in Thousands					1 Months Ended		3 Months Ended		12 Months Ended
	Feb. 06, 2026	Aug. 29, 2025	Jun. 30, 2025	Jun. 20, 2025	Jun. 30, 2025	Sep. 30, 2024	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Amounts payable							$ 3,941		$ 3,496	$ 6,038
Related party proceeds							$ 475		$ 2,537
Shares issued									1,866,562
Warrants issued							14,339,078		14,339,078	14,430,958
Trade payables									$ 200
Number of shares issued, value									111	$ 242
Gain on fair value amount									$ 100
PIPE Warrants [Member]
Related Party Transaction [Line Items]
Warrants issued									95,744
Common Stock [Member]
Related Party Transaction [Line Items]
Shares issued						526,312			250,000	277,778
Number of shares issued, value
Related Party [Member] | PIPE Warrants [Member]
Related Party Transaction [Line Items]
Warrants issued									63,829
PIPE Notes [Member]
Related Party Transaction [Line Items]
Related party proceeds									$ 1,500
Shares issued					1,453,174
PIPE Notes [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Related party proceeds									1,000
Shares issued					972,326
Convertible Promissory Note [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Gross proceeds from convertible promissory notes									1,600
Non Convertible Promissory Note [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Gross proceeds from convertible promissory notes									700
Shareholder Loan [Member]
Related Party Transaction [Line Items]
Shares issued					3,166,476
Chief Financial Officer [Member]
Related Party Transaction [Line Items]
Incurred expenses							$ 50	10	30	10
Chief Technology Officer [Member]
Related Party Transaction [Line Items]
Incurred expenses							30	$ 100	200	100
Amounts payable							$ 50		50	$ 200
Subscription Agreements [Member]
Related Party Transaction [Line Items]
Sale of stock	595,238	581,395	1,184,512	2,857,142
Gross proceeds	$ 500	$ 500		$ 1,200					$ 1,700
Shares issued									3,438,537
Loan Extension [Member]
Related Party Transaction [Line Items]
Shares issued					3,650,248